Annual Total Returns	12 Months Ended
Dec. 31, 2024
Tema American Reshoring ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.05%
Tema Durable Quality ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.01%
Tema Heart & Health ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(3.60%)
Tema Oncology ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(5.33%)
Tema Luxury ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(4.49%)